Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Summary of Basic and Diluted Net Loss Per Share
The following table sets forth the computation of the basic and diluted net loss per share:

	Three Months Ended March 31,
	2022	2021
Numerator:
Net loss	$(53,633)	$(41,046)

Denominator:
Weighted average shares outstanding, basic and diluted	41,633,152	36,239,733

Basic and diluted earnings per share:
Class A common stock	$(1.29)	$(1.13)

Class X common stock	$(1.29)	$(1.13)

Starry, Inc [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Summary of Basic and Diluted Net Loss Per Share
The following table sets forth the computation of the basic and diluted net loss per share:

	December 31,
	2021	2020
Numerator:
Net loss attributable to common stockholder	$(166,545)	$(125,093)

Denominator:
Weighted average shares outstanding, basic and diluted	36,569,966	35,743,961

Basic and diluted earnings per share:
Voting common stock	$(4.55)	$(3.50)

Non-voting common stock	$(4.55)	$(3.50)